BORROWINGS (Details) - USD ($) $ in Millions	1 Months Ended
	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Utilised facilities		$ 1,984	$ 2,239	$ 1,983	$ 1,909
Maximum
Disclosure of detailed information about borrowings [line items]
Maximum debt covenant ratio allowed per agreement		3.5
Leverage ratio allowed under debt agreements		4.5
Minimum
Disclosure of detailed information about borrowings [line items]
Maximum debt covenant ratio allowed per agreement		3.5
Leverage ratio allowed under debt agreements		3.5
Debt arrangements
Disclosure of detailed information about borrowings [line items]
Utilised facilities		$ 1,741	1,738	1,735
Debt arrangements | Unamortised loan costs
Disclosure of detailed information about borrowings [line items]
Utilised facilities		(20)	(23)	(26)
Debt arrangements | Interest accrued
Disclosure of detailed information about borrowings [line items]
Utilised facilities		11	11	11
Banking facilities
Disclosure of detailed information about borrowings [line items]
Utilised facilities		$ 243	501	248
Rated bonds, November 2028 | Debt arrangements
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)		3.375%
Notional amount		$ 750
Available facilities		0
Rated bonds, November 2028 | Debt arrangements | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities		$ 750	750	750
Rated bonds, October 2030 | Debt arrangements
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)		3.75%
Notional amount		$ 700
Available facilities		0
Rated bonds, October 2030 | Debt arrangements | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities		$ 700	700	700
Rated bonds, April 2040 | Debt arrangements
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)		6.50%
Notional amount		$ 300
Available facilities		0
Rated bonds, April 2040 | Debt arrangements | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities		$ 300	300	300
Geita revolving credit facility, December 2024 | Banking facilities
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)		5.00%
Notional amount		$ 0
Available facilities		0
Geita revolving credit facility, December 2024 | Banking facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities		$ 0	189	151
Geita revolving credit facility, December 2024 | SOFR | Banking facilities
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)		6.70%
Siguiri revolving credit facility, October 2025 | Banking facilities
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 65
Available facilities		0
Siguiri revolving credit facility, October 2025 | Banking facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities		$ 68	68	67
Siguiri revolving credit facility, October 2025 | SOFR | Banking facilities
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)		8.00%
Multi-currency revolving credit facility, June 2029
Disclosure of detailed information about borrowings [line items]
Term extension	1 year
Multi-currency revolving credit facility, June 2029 | Banking facilities
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,400
Available facilities		1,220
Multi-currency revolving credit facility, June 2029 | Banking facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities		$ 175	244	30
Multi-currency revolving credit facility, June 2029 | BBSY | Banking facilities
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)		1.45%
Multi-currency revolving credit facility, June 2029 | SOFR | Banking facilities
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)		1.45%
Commercial banking facilities | Banking facilities
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 8
Available facilities		8
Commercial banking facilities | Banking facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities		$ 0	$ 0	$ 0